                                                 -------------------------------
                                                           OMB APPROVAL
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                                                 Expires: February 28, 2006
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-07583

                            HSBC ADVISOR FUNDS TRUST
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of principal executive offices)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in 'SS''SS' 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

The Fixed Income Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Fixed Income Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 60.1%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                              Principal
                                                              Amount($)     Value($)
                                                             ----------   ------------
U.S. Government and Government Agency Obligations (59.6%)
Federal Farm Credit Bank (1.2%)
3.60%, 10/29/07, Callable 10/29/04 @ 100                      2,100,000      2,084,004
                                                                          ------------
Federal Home Loan Bank (11.6%)
2.875%, 9/15/06                                               1,850,000      1,846,058
4.40%, 11/20/06                                               4,500,000      4,626,531
5.05%, 2/6/13, Callable 5/17/04 @ 100                         5,795,000      5,757,008
5.00%, 2/7/13, Callable 2/7/05 @ 100                          6,085,000      6,040,348
6.25%, 8/27/18, Callable 8/27/04 @ 100                        2,200,000      2,205,405
                                                                          ------------
                                                                            20,475,350
                                                                          ------------
Federal Home Loan Mortgage Corp. (9.7%)
5.75%, 9/15/10                                                4,910,000      6,481,693
4.50%, 10/25/27                                               7,000,000      7,035,342
Pool #C00368, 8.50%, 10/1/24                                     77,281         84,971
Pool #C00922, 8.00%, 2/1/30                                     599,140        650,885
Pool #C54447, 7.00%, 7/1/31                                     112,077        118,661
Pool #C60712, 6.50%, 11/1/31                                  1,271,052      1,329,945
Pool #C80387, 6.50%, 4/1/26                                      65,694         68,942
Pool #D62926, 6.50%, 8/1/25                                      45,592         47,875
Pool #G00951, 6.00%, 7/1/28                                     579,089        596,250
Pool #G01317, 7.00%, 10/1/31                                    490,970        519,810
                                                                          ------------
                                                                            16,934,374
                                                                          ------------
Federal National Mortgage Association (19.1%)
6.75%, 1/25/08                                                  426,186        428,379
4.625%, 5/1/13                                                3,300,000      3,171,020
5.75%, 11/7/17                                                2,575,000      2,600,191
6.25%, 5/15/29                                                1,798,000      1,919,196
6.625%, 11/15/30                                                500,000        558,884
5.50%, 8/1/33                                                11,897,051     11,939,941
Pool #253438, 8.50%, 9/1/30                                     159,156        173,105
Pool #329530, 7.00%, 12/1/25                                    176,078        187,095
Pool #329655, 7.00%, 11/1/25                                    113,167        120,247
Pool #356905, 3.36%, 10/1/36, (b)                               493,687        510,076
Pool #398958, 6.50%, 10/1/12                                    154,684        163,768
Pool #535332, 8.50%, 4/1/30                                     126,307        137,506
Pool #535440, 8.50%, 8/1/30                                     150,416        163,598
Pool #535608, 9.50%, 4/1/30                                     234,073        264,979
Pool #548965, 8.50%, 7/1/30                                     104,995        114,196
Pool #568486, 7.00%, 1/1/31                                      95,448        101,070
Pool #573752, 8.50%, 2/1/31                                     131,022        142,505
Pool #575328, 6.50%, 4/1/31                                     215,869        225,549
Pool #623129, 6.50%, 1/1/32                                   1,802,677      1,883,521
Pool #651901, 6.00%, 8/1/32                                   2,028,403      2,083,249
Pool #695777, 5.50%, 4/1/33                                   1,935,439      1,944,946

Pool #722985, 3.95%, 7/1/33                                   4,725,372      4,730,719
                                                                          ------------
                                                                            33,563,740
                                                                          ------------
Government National Mortgage Association (3.0%)
Pool #346406, 7.50%, 2/15/23                                    175,206        189,385
Pool #412530, 7.50%, 12/15/25                                   198,325        214,022
Pool #587112, 6.00%, 6/15/32                                  3,158,277      3,254,930
Pool #780804, 10.00%, 12/15/20                                  141,417        158,191
Pool #780826, 9.50%, 5/15/18                                     87,319         98,425
Pool #781300, 7.00%, 6/15/31                                    428,811        456,016
Pool #781345, 6.00%, 10/15/31                                   770,520        794,431
                                                                          ------------
                                                                             5,165,400
                                                                          ------------
U.S. Treasury Bonds (3.9%)
6.00%, 2/15/26                                                1,200,000      1,310,110
5.25%, 11/15/28                                               3,200,000      3,179,001
5.375%, 2/15/31                                               2,255,000      2,309,614
                                                                          ------------
                                                                             6,798,725
                                                                          ------------
U.S. Treasury Notes (11.1%)
2.00%, 11/30/04                                               4,000,000      4,006,564
1.625%, 3/31/05                                                 800,000        798,844
1.625%, 2/28/06                                               3,000,000      2,961,798
2.75%, 6/30/06                                                4,000,000      4,007,968
3.625%, 7/15/09                                               2,540,000      2,532,459
4.00%, 2/15/14                                                4,365,000      4,205,917
5.50%, 8/15/28                                                1,000,000      1,026,953
                                                                          ------------
                                                                            19,540,503
                                                                          ------------
Total U.S. Government and Government Agency Obligations                    104,562,096
                                                                          ------------
Municipal Bonds (0.9%)
Urban and community development (0.9%)
Indianapolis Indiana Local Public Improvement, 3.00%,
   10/15/05                                                   1,500,000      1,510,050
                                                                          ------------
Total Municipal Bonds                                                        1,510,050
                                                                          ------------
Corporate Obligations (26.4%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp., 8.50%, 12/1/29                           300,000        381,578
                                                                          ------------
Finance (19.3%)
AIG SunAmerica Global Financing VI, 6.30%, 5/10/11, (c)         642,000        696,186
Anthem Insurance, 9.125%, 4/1/10, (c)                           205,000        252,746
Anthem Insurance, 9.00%, 4/1/27, (c)                            305,000        407,018
AXA Financial, Inc., 6.50%, 4/1/08                              165,000        180,117
Capital One Bank, 5.125%, 2/15/14                               725,000        694,742
CIT Group, Inc., 7.375%, 4/2/07                               4,725,000      5,172,523
Citigroup, Inc., 7.25%, 10/1/10                                 657,000        746,751
Citigroup, Inc., 5.625%, 8/27/12                              2,500,000      2,599,330
EOP Operating LP, 7.50%, 4/19/29                                163,000        174,699
Farmers Exchange Capital, 7.05%, 7/15/28, (c)                   388,000        380,053
Farmers Insurance Exchange, 8.625%, 5/1/24, (c)                 238,000        272,438
Florida Windstorm, 7.125%, 2/25/19, (c)                         608,000        698,217
Ford Motor Credit Co., 7.00%, 10/1/13                         3,150,000      3,206,246
General Electric Capital Corp., 8.75%, 5/21/07                1,300,000      1,487,259

General Electric Capital Corp., 7.375%, 1/19/10                 447,000        509,174
General Electric Capital Corp., 6.875%, 11/15/10              1,200,000      1,345,334
General Motors Acceptance Corp., 8.00%, 11/1/31                 775,000        786,964
Goldman Sachs Capital I, 6.345%, 2/15/34                        500,000        479,055
Goldman Sachs Group, Inc., 6.875%, 1/15/11                    3,080,000      3,408,165
Hutchison Whampoa Finance CI Ltd., 7.45%, 8/1/17, (c)           402,000        421,259
J.P. Morgan Chase & Co., 5.25%, 5/30/07                       3,500,000      3,657,231
Metropolitan Life Insurance Co., 7.80%, 11/1/25, (c)            275,000        322,722
Morgan Stanley, 5.80%, 4/1/07                                 2,500,000      2,644,795
New York Life Insurance, 7.50%, 12/15/23, (c)                   250,000        259,587
PNC Institutional Capital Trust A, 7.95%, 12/15/26, (c)         187,000        200,166
Prudential Insurance Co., 8.30%, 7/1/25, (c)                    548,000        669,595
Travelers Property Casualty Corp., 7.75%, 4/15/26             1,000,000      1,157,401
Washington Mutual, Inc., 4.625%, 4/1/14                       1,000,000        923,020
                                                                          ------------
                                                                            33,752,793
                                                                          ------------
Governments (Foreign) (0.3%)
United Mexican States, 8.125%, 12/30/19                         495,000        545,738
                                                                          ------------
Health Care (0.5%)
Health Net, Inc., 8.375%, 4/15/11                               295,000        347,337
Wyeth, 6.70%, 3/15/11                                           480,000        515,243
                                                                          ------------
                                                                               862,580
                                                                          ------------
Hotels & Lodging (0.2%)
Harrahs Operating Co., Inc., 8.00%, 2/1/11                      287,000        323,201
                                                                          ------------
Media (0.2%)
Viacom, Inc., 6.625%, 5/15/11                                   392,000        428,050
                                                                          ------------
Oil & Gas (1.2%)
Anadarko Finance Co., 6.75%, 5/1/11, (c)                      1,250,000      1,384,285
Conoco, Inc., 6.95%, 4/15/29                                    565,000        628,914
                                                                          ------------
                                                                             2,013,199
                                                                          ------------
Refuse Systems (0.1%)
Waste Management, Inc., 7.375%, 5/15/29                         160,000        177,101
                                                                          ------------
Rental - Auto and Equipment (2.0%)
Hertz Corp., 1.77%, 8/13/04, (b)                              3,500,000      3,499,839
                                                                          ------------
Telecommunications (1.7%)
Comcast Cable Communications Holdings, Inc., 8.375%,
   3/15/13                                                    2,200,000      2,608,193
Lenfest Communications, 7.625%, 2/15/08                         330,000        362,622
                                                                          ------------
                                                                             2,970,815
                                                                          ------------

Utilities (0.7%)
Pacific Gas & Electric Co., 4.80%, 3/1/14                       480,000        461,931
Pacific Gas & Electric Co., 6.05%, 3/1/34                       350,000        337,174
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14, (c)              348,000        394,980
                                                                          ------------
                                                                             1,194,085
                                                                          ------------
Total Corporate Obligations                                                 46,148,979
                                                                          ------------
Collateralized Mortgage Obligations (3.7%)
Banc of America Commercial Mortgage, Inc. 00 2 A2, 7.20%,
   5/15/10                                                      675,000        757,830
Chase Commercial Mortgage Securities Corp. 99 2 A2, 7.20%,
   1/15/32                                                      700,000        786,125
DLJ Mortgage Acceptance Corp. IO 97 CF1 S, 0.94%, 5/15/30,
   (b) (c)                                                      735,746         12,914
Fannie Mae IO 00 16 PS, 7.15%, 10/25/29, (b)                    202,797         15,118
Fannie Mae IO 01 4 SA, 6.14%, 2/17/31, (b)                      518,004         49,970
Fannie Mae IO 200 32 SV, 7.19%, 3/18/30, (b)                    108,820          5,592
Fannie Mae IO 270 2, 8.50%, 9/1/23, (d)                         117,031         25,460
Fannie Mae IO 296 2, 8.00%, 4/1/24, (d)                         131,684         27,504
Fannie Mae IO 306 2, 8.00%, 5/1/30, (d)                         200,992         38,293
FHA Weyerhauser, 7.43%, 1/1/24                                   80,780         81,039
First Union-Chase Commercial Mortgage 99 C2 A2, 6.645%,
   6/15/31                                                      597,000        649,908
Freddie Mac IO 1534 K, 5.96%, 6/15/23, (d)                      360,500         32,021
Freddie Mac IO 2141 SD, 6.77%, 4/15/29, (d)                     248,096         33,118
Freddie Mac IO 2247 SC, 6.12%, 8/15/30, (d)                     188,894         10,962
GE Capital Commercial Mortgage Corp.  01 1 A1, 6.08%,
   5/15/33                                                      279,744        296,454
GMAC Commercial Mortgage Securities, Inc. 98 C2 A2, 6.42%,
   5/15/35                                                      587,000        634,756
GMAC Commercial Mortgage Securities, Inc. IO 96 C1 X2,
   1.84%, 10/15/28, (b)                                         387,533         13,244
Government National Mortgage Association IO 99 29 SD,
   6.61%, 3/16/26, (b)                                          135,183          4,949
Government National Mortgage Association IO 99 30 S,
   7.21%, 8/16/29, (b)                                          212,449         22,571
Government National Mortgage Association IO 99 30 SA,
   6.61%, 4/16/29, (b)                                          266,548         25,537
Government National Mortgage Association IO 99 32 SB,
   6.61%, 7/16/27, (b)                                          155,576          9,024

GS Mortgage Securities Corp. IO 97 GL X2, 0.90%, 7/13/30,
   (b)                                                          375,241          8,222
LB-UBS Commercial Mortgage Trust 00 C3 A1, 7.95%, 7/15/09       299,667        324,363
LB-UBS Commercial Mortgage Trust 00 C4 A2, 7.37%, 8/15/26       600,000        681,601
PNC Mortgage Acceptance Corp. 00 C2 A2, 7.30%, 10/12/33         600,000        679,202
Ryland Mortgage Securities Corp. 94 4 C1, 3.83%, 9/25/30,
   (b)                                                          474,500        473,912
Salomon Brothers Mortgage Securities VII 00 C3 A2, 6.59%,
   12/18/33                                                     650,000        711,899
                                                                          ------------
Total Collateralized Mortgage Obligations                                    6,411,588
                                                                          ------------
Asset Backed Securities (4.8%)
Citibank Credit Card Issuance Trust 00 A3, 6.875%,
   11/16/09                                                   1,115,000      1,224,807
Connecticut RRB Special Purpose Trust  CL&P-1 01 1 A5,
   6.21%, 12/30/11                                              700,000        761,473
Detroit Edison Securitization Funding LLC 01 1 A3, 5.875%,
   3/1/10                                                       357,000        377,968
Detroit Edison Securitization Funding LLC 01 1 A5, 6.42%,
   3/1/15                                                       417,000        458,717
MBNA Master Credit Card Trust 00 E A, 7.80%, 10/15/12           600,000        703,792
MBNA Master Credit Card Trust 99 B A, 5.90%, 8/15/11            527,000        567,047
Peco Energy Transition Trust 00 A A3, 7.625%, 3/1/10            600,000        684,341
Peco Energy Transition Trust 01 A A1, 6.52%, 12/31/10           550,000        606,532
PSE&G Transition Funding LLC 01 1 A6, 6.61%, 6/15/15            355,000        395,444
Union Acceptance Corp. 01 C B, 4.73%, 11/9/09                 2,500,000      2,562,500
                                                                          ------------
Total Asset Backed Securities                                                8,342,621
                                                                          ------------
Investment Companies (1.2%)
Investment Companies (1.2%)
HSBC Investor Money Market Fund Class I Shares *              2,100,752      2,100,752
                                                                          ------------
Total Investment Companies                                                   2,100,752
                                                                          ------------
Total (Cost $162,520,055) (a) - 96.6%                                     $169,076,086
                                                                          ============

----------
Percentages indicated are based on net assets of $175,016,677.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation        $ 7,910,032
Unrealized depreciation         (1,354,001)
                               -----------
Net unrealized appreciation    $ 6,556,031
                               ===========

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represents the rates that were in effect on July 31, 2004. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

* Investment in affiliate.

** The principal amount of the security is denominated in Euro.

The International Equity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor International Equity Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 62.9%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                         Shares        Value($)
                                                       -----------   -----------
Common Stocks  (98.5%)
Australia (1.0%)
BlueScope Steel, Ltd.                                      418,300     2,172,056
                                                                     -----------
Belgium (1.5%)
Belgacom (b)                                                18,300       561,227
Delhaize Group                                              15,900       759,820
KBC Bankverzekeringsholding                                 31,600     1,782,088
                                                                     -----------
                                                                       3,103,135
                                                                     -----------
Brazil (1.3%)
CIA Saneamento Basico DE SP                              7,710,000       358,717
Gerdau SA ADR                                               33,400       474,948
Petroleo Brasileiro SA ADR                                  41,000     1,051,650
Unibanco GDR                                                13,000       282,230
Votorantim Celulos Papel SA ADR                             13,700       489,912
                                                                     -----------
                                                                       2,657,457
                                                                     -----------
Canada (5.0%)
Alcan, Inc.                                                 30,900     1,222,607
Bank of Nova Scotia                                        144,800     3,988,019
BCE, Inc.                                                   31,500       663,233
Canadian National Railway Co.                               37,500     1,682,406
CP Railway Ltd.                                             59,500     1,508,880
Manulife Financial Corp.                                    33,000     1,321,093
                                                                     -----------
                                                                      10,386,238
                                                                     -----------
China (0.1%)
China Petroleum & Chemical Corp.                           592,000       231,490
                                                                     -----------
Denmark (0.5%)
Danske Bank A/S                                             46,600     1,072,248
                                                                     -----------
Finland (0.8%)
Nokia Corp., Class A                                       140,800     1,613,141
                                                                     -----------
France (8.1%)
Assurances Generales de France                              75,600     4,453,430
BNP Paribas SA                                              15,800       918,966
Credit Agricole SA                                          75,900     1,788,441
France Telecom SA                                           32,800       811,514
Renault SA                                                  20,000     1,576,084
Sanofi-Synthelabo SA                                        32,000     2,119,719
Societe Generale                                            33,700     2,763,064
Total SA                                                    12,500     2,423,936
                                                                     -----------
                                                                      16,855,154
                                                                     -----------
Germany (7.0%)
Continental AG                                              45,000     2,120,681
E.ON AG                                                     42,300     3,000,330
Fresenius Medical Care AG                                   22,800     1,655,574
HeidelbergCement AG (b)                                     47,600     2,160,233
MAN AG                                                      66,000     2,443,832

Siemens AG                                                  26,600     1,860,830
Volkswagen AG                                               35,200     1,426,098
                                                                     -----------
                                                                      14,667,578
                                                                     -----------
Hungary (0.4%)
MOL Magyar Olaj - es Gazipari Rt. GDR                       21,600       878,040
                                                                     -----------
India (0.3%)
ICICI Bank Ltd. ADR                                         47,300       615,846
                                                                     -----------
Indonesia (0.3%)
PT Astra International Tbk                                 878,000       533,257
                                                                     -----------
Israel (0.4%)
Bank Hapoalim Ltd.                                         286,600       782,272
                                                                     -----------
Italy (4.3%)
Banca Intesa SpA                                           539,492     1,997,620
ENI SpA                                                    241,500     4,964,665
Uni Credito Italiano SpA                                   401,400     1,920,601
                                                                     -----------
                                                                       8,882,886
                                                                     -----------
Japan (23.1%)
Aiful Corp.                                                  3,650       344,055
Canon, Inc.                                                110,000     5,382,263
Daito Trust Construction Co., Ltd.                          36,700     1,369,896
Daiwa House Industry Co., Ltd.                             171,000     1,781,058
Hitachi Ltd.                                               144,000       880,734
Honda Motor Co., Ltd.                                       96,600     4,709,228
ITOCHU Corp.                                               317,000     1,226,030
Japan Tobacco, Inc.                                            240     1,837,021
JFE Holdings, Inc.                                         104,700     2,509,674
Nippon Meat Packers, Inc.                                  151,000     1,845,737
Nissan Motor Co., Ltd.                                     508,100     5,493,219
Promise Co., Ltd.                                           41,000     2,662,529
Sammy Corp.                                                 43,000     2,123,314
Sony Corp.                                                  12,510       439,954
Sumitomo Mitsui Financial Group, Inc.                          588     3,548,732
Takeda Chemical Industries, Ltd.                            21,500     1,007,510
Tanabe Seiyaku Co., Ltd.                                   129,000     1,072,099
The Tokyo Electric Power Co., Inc.                          90,600     2,057,609
Toyota Motor Co.                                            82,000     3,304,191
UFJ Holdings, Inc.                                             675     2,713,842
UNY Co., Ltd.                                              146,000     1,680,878
                                                                     -----------
                                                                      47,989,573
                                                                     -----------
Luxembourg (2.0%)
Arcelor                                                    256,400     4,250,686
                                                                     -----------
Mexico (0.6%)
America Movil SA de CV, Series L ADR                        21,900       782,487
Cemex SA de CV                                              81,000       457,879
                                                                     -----------
                                                                       1,240,366
                                                                     -----------
Netherlands (4.5%)
ABN AMRO Holding NV                                        160,553     3,358,493
DSM NV                                                      32,500     1,629,281
ING Groep NV                                                68,107     1,578,612
Royal Dutch Petroleum Co.                                   54,300     2,720,195
                                                                     -----------
                                                                       9,301,621
                                                                     -----------
Norway (0.4%)
Yara International ASA (b)                                  92,300       816,057
                                                                     -----------
Singapore (2.5%)

DBS Group Holdings Ltd. ADR                                 88,000       792,678
Flextronics International Ltd. (b)                         112,400     1,412,868
Singapore Telecommunications Ltd.                        2,266,520     3,021,147
                                                                     -----------
                                                                       5,226,693
                                                                     -----------
South Africa (1.4%)
ABSA Group Ltd.                                            163,000     1,335,088
Sanlam Ltd.                                                615,600       863,900
Telkom South Africa Ltd.                                    60,000       772,241
                                                                     -----------
                                                                       2,971,229
                                                                     -----------
South Korea (1.8%)
Hyundai Motor Co., Ltd.                                     16,300       607,227
Industrial Bank of Korea (b)                                88,300       441,500
Kookmin Bank ADR                                            14,600       402,668
Pohang Iron & Steel Co., Ltd. ADR                           34,200     1,240,776
Shinhan Financial Group Co., Ltd. ADR                       35,150     1,033,762
                                                                     -----------
                                                                       3,725,933
                                                                     -----------
Spain (2.5%)
Repsol SA                                                  155,000     3,287,055
Tabacalera SA Class A                                       59,800     1,866,305
                                                                     -----------
                                                                       5,153,360
                                                                     -----------
Sweden (1.4%)
Svenska Cellusoa AB                                         77,800     2,879,904
                                                                     -----------
Switzerland (3.1%)
Credit Suisse Group (b)                                     90,800     2,910,392
Givaudan SA                                                  3,000     1,717,030
Nestle SA                                                    7,048     1,799,560
                                                                     -----------
                                                                       6,426,982
                                                                     -----------
Taiwan (1.2%)
China Steel Corp. GDR (b)                                   41,400       711,252
Compal Electronics, Inc.                                   214,320       951,581
Gigabyte Technology Co., Ltd.                              245,000       314,010
Taiwan Semiconductor Manufacturing Co., Ltd.               467,769       591,258
                                                                     -----------
                                                                       2,568,101
                                                                     -----------
Thailand (0.2%)
PTT Public Company Ltd.                                    121,400       441,134
                                                                     -----------
Turkey (0.3%)
Akbank TAS                                             175,000,000       722,696
                                                                     -----------
United Kingdom (22.5%)
Abbey National PLC                                         104,000     1,073,512
Associated British Foods PLC                               147,000     1,685,965
Barclays PLC                                                80,700       675,806
BP Amoco PLC                                               609,200     5,722,692
British American Tobacco PLC                               159,000     2,419,881
Commercial Union PLC                                       340,000     3,466,232
Depfa Bank PLC                                              21,470       292,958
George Wimpey PLC                                          244,600     1,648,702
Glaxosmithkline PLC                                        267,500     5,439,608
InterContinental Hotels Group PLC                          183,600     1,953,655
Lloyds TSB Group PLC                                        83,200       624,417
Rexam PLC                                                  114,200       886,699
RMC Group PLC                                              132,300     1,441,500
Royal & Sun Alliance Insurance Group PLC                   736,000     1,035,063
Royal Bank Of Scotland Group PLC                            97,600     2,746,945
Sainsbury PLC                                              311,063     1,527,565
Shell Transport & Trading Co. PLC                          160,000     1,160,751

Signet Group PLC                                           977,300     1,930,405
Taylor Woodrow PLC                                         361,600     1,639,149
Trinity Mirror PLC                                         145,600     1,648,703
Vodafone Group PLC                                       2,011,053     4,365,888
Whitbread PLC                                              169,400     2,525,736
Xstrata PLC                                                 70,000       988,896
                                                                     -----------
                                                                      46,900,728
                                                                     -----------
Total Common Stocks                                                  205,290,112
                                                                     -----------

Investment Companies (0.3%)
Investors Bank Trust Cash Reserve                          645,302       645,302
                                                                     -----------
Total Investment Companies                                               645,302
                                                                     -----------

Rights & Warrants (0.0%)
United Kingdom (0.0%)
TI Automotive, Ltd., Class A (b) (c)                       190,000             0
                                                                     -----------
Total Rights & Warrants                                                        0
                                                                     -----------

Total Investments (Cost $199,162,384) (a) - 98.8%                    205,696,123
                                                                     ===========

----------
Percentages indicated are based on net assets of $208,229,091.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $13,776,036
Unrealized depreciation        (7,242,297)
                              -----------
Net unrealized appreciation   $ 6,533,739
                              ===========

(b)  Represents non-income producing security.

(c) Security valued at fair value as determined in good faith under procedures applied under the general supervision of the Board of Trustees.

ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt

Schedule Portfolio Investments -July 31, 2004 (Unaudited)

Industry                                 Percent of Net Assets
--------                                 ---------------------
Automotive                                         8.5%
Banking & Financial Services                      23.0%
Building & Construction                            2.7%
Building Materials                                 1.7%
Chemicals                                          0.9%
Computer Related                                   0.9%
Diversified Manufacturing Operations               2.3%
Drugs - Medical                                    1.0%
Electrical                                         1.0%
Electronic Components & Semiconductors             1.1%
Food & Beverage                                    4.7%
Health Care                                        0.8%
Insurance                                          4.0%
Leisure                                            2.0%
Metals & Mining                                    3.2%
Manufacturing                                      7.6%
Multimedia                                         3.6%
Oil & Gas                                         12.4%
Paper Products                                     1.6%
Real Estate                                        0.7%
Restaurants                                        1.2%
Retail                                             2.1%
Telecommunciations                                 6.9%
Tobacco                                            2.9%
Transportation                                     1.5%
Utilities                                          0.2%
Investment Companies                               0.3%
                                                 -----
Total Investments                                 98.8%
Other assets in excess of liabilities              1.2%
                                                 -----
Net Assets                                       100.0%
                                                 =====

The Small Cap Equity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Small Cap Equity Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 75.1%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                          Shares      Value($)
                                                        ---------   ------------
Common Stocks (99.0%)
Advertising (1.9%)
Monster Worldwide, Inc. (b)                               300,500     6,638,045
                                                                    -----------
Banking (7.8%)
East West Bancorp, Inc.                                   227,400     7,667,928
Greater Bay Bancorp                                       226,900     5,978,815
Southwest Bancorporation of Texas, Inc.                   354,000     7,203,900
Wintrust Financial Corp.                                  119,800     6,352,994
                                                                    -----------
                                                                     27,203,637
                                                                    -----------
Biotechnology (2.9%)
Celgene Corp. (b)                                         189,400    10,100,702
                                                                    -----------
Commercial Services (2.1%)
Alliance Data Systems Corp. (b)                           182,000     7,227,220
                                                                    -----------
Computer Software (6.4%)
Ascential Software Corp. (b)                              350,800     4,307,824
CheckFree Corp. (b)                                       115,900     3,481,636
SRA International, Inc. Class A (b)                       215,000     9,139,650
Transaction Systems Architects, Inc. Class A (b)          306,100     5,234,310
                                                                    -----------
                                                                     22,163,420
                                                                    -----------
Construction (1.4%)
D. R. Horton, Inc.                                        177,650     4,908,470
                                                                    -----------
Consulting Services (1.2%)
LECG Corp. (b)                                            236,500     4,186,050
                                                                    -----------
Cruise Lines (1.9%)
Royal Caribbean Cruises Ltd.                              152,000     6,498,000
                                                                    -----------
Diversified Manufacturing Operations (7.4%)
Actuant Corp. Class A (b)                                 176,000     6,416,960
AMETEK, Inc.                                              336,200    10,368,408
Roper Industries, Inc.                                    161,000     9,016,000
                                                                    -----------
                                                                     25,801,368
                                                                    -----------
Educational Services (3.7%)
Apollo Group, Inc. (b)                                     86,900     7,488,173
Career Education Corp. (b)                                163,300     5,521,173
                                                                    -----------
                                                                     13,009,346
                                                                    -----------
Electronic Components & Semiconductors (9.1%)
ATMI, Inc. (b)                                            227,400     4,629,864
Nvidia Corp. (b)                                          230,700     3,552,780
Power Integrations, Inc. (b)                              146,400     2,954,352
Semtech Corp. (b)                                         296,100     5,877,585
Thermo Electron Corp. (b)                                 338,700     8,711,364
Varian Semiconductor Equipment Associates, Inc. (b)       202,000     6,033,740
                                                                    -----------
                                                                     31,759,685
                                                                    -----------
Environmental Services (5.7%)

Pioneer Natural Resources Co.                             166,500     6,002,325
Republic Services, Inc.                                   268,900     7,690,540
Waste Connections, Inc. (b)                               214,500     6,190,470
                                                                    -----------
                                                                     19,883,335
                                                                    -----------
Financial Services (1.2%)
CapitalSource, Inc. (b)                                   188,300     4,071,046
                                                                    -----------
Food Services (1.2%)
Performance Food Group Co. (b)                            175,600     4,351,368
                                                                    -----------
Health Care (9.5%)
Cytyc Corp. (b)                                           313,200     7,570,044
Manor Care, Inc.                                          312,600     9,768,750
NDCHealth Corp.                                           205,200     4,311,252
Omnicare, Inc.                                            196,700     5,560,709
PacifiCare Health Systems, Inc. (b)                       197,300     6,031,461
                                                                    -----------
                                                                     33,242,216
                                                                    -----------
Hospitals (1.5%)
Triad Hospitals, Inc. (b)                                 157,700     5,371,262
                                                                    -----------
Human Resources (0.0%)
Employee Solutions, Inc. (b)                                2,483             6
                                                                    -----------
Insurance (1.2%)
Bristol West Holdings, Inc.                                21,600       376,920
Direct General Corp.                                      122,700     3,649,098
                                                                    -----------
                                                                      4,026,018
                                                                    -----------
Internet Related (3.3%)
Concur Technologies, Inc. (b)                             514,100     5,526,575
RSA Security, Inc. (b)                                    315,300     5,870,886
                                                                    -----------
                                                                     11,397,461
                                                                    -----------
Media (2.6%)
The E.W. Scripps Co. Class A                               36,700     3,758,814
Westwood One, Inc. (b)                                    228,600     5,440,680
                                                                    -----------
                                                                      9,199,494
                                                                    -----------
Oil & Gas (11.2%)
Amerada Hess Corp.                                        104,500     8,710,075
Chesapeake Energy Corp.                                   564,000     8,657,400
Denbury Resources, Inc. (b)                               209,400     4,575,390
Peabody Energy Corp.                                      215,000    12,078,700
Varco International, Inc. (b)                             228,000     5,510,760
                                                                    -----------
                                                                     39,532,325
                                                                    -----------
Pharmaceuticals (5.9%)
Medicines Co. (b)                                         225,492     5,966,518
OSI Pharmaceuticals (b)                                   113,696     6,833,130
QLT, Inc. (b)                                             161,500     2,898,925
Santarus, Inc. (b)                                        472,800     4,775,280
                                                                    -----------
                                                                     20,473,853
                                                                    -----------
Railroad equipment (1.8%)
Wabtec Corp.                                              350,400     6,377,280
                                                                    -----------
Retail (4.7%)
Cost Plus, Inc. (b)                                       175,500     5,872,230
P.F. Chang's China Bistro, Inc. (b)                        79,800     3,545,514
Williams-Sonoma, Inc. (b)                                 212,000     6,887,880
                                                                    -----------
                                                                     16,305,624
                                                                    -----------
Steel Producers (2.6%)
United States Steel Corp.                                 234,400     8,940,016
                                                                    -----------
Telecommunications (0.8%)
Scientific-Atlanta, Inc.                                   93,200     2,865,900
                                                                    -----------
Total Common Stocks                                                 345,533,147
                                                                    ===========

Investment Companies (1.2%)
Investment Companies (1.2%)
HSBC Investor Money Market Fund Class I Shares *        4,098,049     4,098,049
                                                                    -----------

Total Investment Companies                                            4,098,049
                                                                    -----------

Total Investments (Cost $314,671,003) (a) - 100.2%                  349,631,196
                                                                    ===========

----------
Percentages indicated are based on net assets of $348,852,670.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 55,032,549
Unrealized depreciation        (20,072,356)
                              ------------
Net unrealized appreciation   $ 34,960,193
                              ============

(b)  Represents non-income producing security.

* Investment in affiliate.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds


By: /s/ Richard A. Fabietti
    -----------------------------------------
    Richard A. Fabietti
    President

Date: September 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Anthony L. Mercure
    -----------------------------------------
    Anthony L. Mercure
    Treasurer

Date: September 29, 2004


By: /s/ Richard A. Fabietti
    -----------------------------------------
    Richard A. Fabietti
    President

Date: September 29, 2004






                          STATEMENT OF DIFFERENCES

The section symbol shall be expressed as.................................. 'SS'